Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Share Options and Stock Appreciation Rights Activities

A summary of the share options and SARs activities for the year ended December 31, 2014 and the information regarding the share options and SARs outstanding as of December 31, 2014 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2014	2,335,482	$1.78
Granted	—	$—
Forfeited	—	$—
Expired	—	$—
Exercised	—	$—

Share options/SARs outstanding at December 31, 2014	2,335,482	$1.78	0.31 years	$—

Share options/SARs vested or expected to vest at December 31, 2014	2,335,482	$1.78	0.31 years	$—

Share options/SAR exercisable at December 31, 2014	2,335,482	$1.78	0.31 years	$—

Summary of Restricted Stock Units Activities

A summary of the RSUs activities for the year ended December 31, 2014 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2014	900,000	$1.43
Granted	—	$1.43
Forfeited	(300,000)	$1.43
Vested	(300,000)	$1.43

Nonvested at December 31, 2014	300,000	$1.43